Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,412,251,835
Treasury shares	60,543,213	137,187,667	33,841,104	24,392,703
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,619,131,285	2,640,429,329	2,653,124,025
Capital reduction by cancellation of treasury shares	(214,881,605)	(30,665,526)	(23,284,409)
Deferred contribution pursuant to capital increase reserved for employees		9,471
Capital increase reserved for employees	8,002,155	9,358,011	10,589,713
Common shares issued as of the end of the period	2,412,251,835	2,619,131,285	2,640,429,329